LOAN RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2022
Receivables [Abstract]
Schedule of loan receivables

		For the year ended March 31,
Name	7	2022	2021

Superinet Inc.		$131,036	$127,232